UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

February 16, 2016
 Date of Report

Talmage Structured Real Estate Funding 2006-4, Ltd.
 (Exact name of securitizer as specified in its charter)

025-01091	0001549800
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Carrie Bunton, 345-814-5819
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Talmage Structured Real Estate Funding 2006-4, Ltd. has indicated by check mark that there is no activity for the annual period.
Explanatory Notes:

 1) In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) performing a diligent search of our records for all relevant information, (ii) reviewing appropriate documentation to determine the parties responsible for enforcing representations and warranties, and any other parties who might have received repurchase requests (such parties, "Demand Entities"), and (iii) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction.

2) This Form ABS-15G also applies to the following affiliated securitizers: Talmage Structured Real Estate Funding 2006-4, LLC and GSRE II, LTD.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 16, 2016	TALMAGE STRUCTURED REAL ESTATE FUNDING 2006-4, LTD.
(Securitizer)

	By:	/s/ Carrie Bunton
Name: Carrie Bunton
Title: Director